Segment Information - Additional Information (Detail)	9 Months Ended	12 Months Ended
	Sep. 30, 2019 USD ($) Segment	Dec. 31, 2018 Segment
Disclosure Of Operating Segments [Line Items]
Number of reportable segment | Segment	1	1
Revenue	$ 3,000,000
Out-licensing
Disclosure Of Operating Segments [Line Items]
Revenue	3,000,000
Out-licensing | Commercialization Rights In Korea
Disclosure Of Operating Segments [Line Items]
Revenue	$ 3,000,000